Information About Components of Consolidated Statements of Financial Position - Schedule of Employee Benefits and Social Security (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Salaries, accrued incentives, vacations and social security	$ 202,014	$ 7,280,129
Key management personnel (Note 18)	41,620	226,702
Total	$ 243,634	$ 7,506,831